SHARE CAPITAL (Disclosure of stock options outstanding and exercisable) (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding and exercisable | Share	3,665,000	3,715,001	4,166,667	0
Weighted average exercise price | $ / shares	$ 1.4	$ 1.45	$ 1.73	$ 0
Weighted average remaining life (years)	2 years 10 months 28 days
Exercise Price 1.35 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry date	January 30, 2025
Options outstanding and exercisable | Share	1,583,334
Weighted average exercise price | $ / shares	$ 1.35
Weighted average remaining life (years)	2 years 29 days
Exercise Price 2.34 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry date	August 5, 2025
Options outstanding and exercisable | Share	683,333
Weighted average exercise price | $ / shares	$ 2.34
Weighted average remaining life (years)	2 years 7 months 6 days
Exercise Price 1.35 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry date	August 5, 2026
Options outstanding and exercisable | Share	33,333
Weighted average exercise price | $ / shares	$ 1.35
Weighted average remaining life (years)	3 years 7 months 2 days
Exercise Price 1.06 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry date	October 25, 2026
Options outstanding and exercisable | Share	900,000
Weighted average exercise price | $ / shares	$ 1.06
Weighted average remaining life (years)	3 years 9 months 25 days
Exercise Price 0.95 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry date	October 28, 2026
Options outstanding and exercisable | Share	165,000
Weighted average exercise price | $ / shares	$ 0.95
Weighted average remaining life (years)	3 years 9 months 29 days
Exercise Price 0.75 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry date	August 19, 2027
Options outstanding and exercisable | Share	300,000
Weighted average exercise price | $ / shares	$ 0.75
Weighted average remaining life (years)	4 years 7 months 20 days